Summary of Significant Accounting Policies - Schedule of Disaggregation of Our Revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Category of Revenue:
Revenue	$ 70,993	$ 71,055
Advertising revenue [Member]
Category of Revenue:
Revenue from Contract with Customer	70,955	70,855
CHEERS e-Mall marketplace service revenue [Member]
Category of Revenue:
Revenue from Contract with Customer	36	120
Other revenue [Member]
Category of Revenue:
Revenue from Contract with Customer	2	80
Services transferred over time [Member]
Category of Revenue:
Revenue from Contract with Customer	70,955	70,855
Services transferred at a point in time [Member]
Category of Revenue:
Revenue from Contract with Customer	36	120
Goods transferred at a point in time [Member]
Category of Revenue:
Revenue from Contract with Customer	$ 2	$ 80